Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2016
Fair Value Disclosures [Abstract]
Fair value of financial instruments

	June 30, 2016		December 31, 2015
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$38,219	$38,219	$37,834	$37,834
Term Loan B	$199,111	$183,670	$199,643	$200,405

Fair value measurements on a nonrecurring basis

Fair Value Measurements at June 30, 2016 Using
	Total	Level I	Level II	Level III
Cash and cash equivalents	$38,219	$38,219	$—	$—
Term Loan B	$183,670	$—	$183,670	$—

Fair Value Measurements at December 31, 2015 Using
	Total	Level I	Level II	Level III
Cash and cash equivalents	$37,834	$37,834	$—	$—
Term Loan B	$200,405	$—	$200,405	$—